Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 5,068,080	$ 622,591
Expense related to issuance of debt	(4,277,084)	(1,900,454)
Amortized cost	163,629	2,127,973
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	1,978,772,255	1,794,470,357
Loans obtained - financing institutions	897,917,722	1,056,523,887
Debt payments	(1,169,025,539)	(1,148,872,172)
Accrued interest	152,373,946	163,614,450
Interest (paid)	(149,914,573)	(148,380,958)
Foreign exchange	(178,825,721)	261,416,691
At the end of the year	$ 1,531,298,090	$ 1,978,772,255